Income Taxes, Net Loss Before Income Tax Benefit (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
United States					$ (55,664)	$ (103,998)
International					(7,920)	(5,779)
Net loss before income tax benefit	$ (37,928)	$ (6,018)	$ (81,417)	$ (41,779)	$ (63,584)	$ (109,777)